Retirement benefit obligations	6 Months Ended
Jun. 30, 2021
Post-retirement defined benefit schemes
Retirement benefit obligations
Note 14: Retirement benefit obligations
The Group’s post-retirement defined benefit scheme obligations are comprised as follows:

	At 30 June 2021	At 31 Dec 2020
	£m	£m

Defined benefit pension schemes:
Fair value of scheme assets	49,299	51,127
Present value of funded obligations	(46,297)	(49,549)
Net pension scheme asset	3,002	1,578
Other post-retirement schemes	(102)	(109)
Net retirement benefit asset	2,900	1,469

Recognised on the balance sheet as:
Retirement benefit assets	3,134	1,714
Retirement benefit obligations	(234)	(245)
Net retirement benefit asset	2,900	1,469
Movements in the Group’s net post-retirement defined benefit scheme asset during the period were as follows:

£m

Asset at 1 January 2021	1,469
Income statement charge	(122)
Employer contributions	949
Remeasurement	604
Asset at 30 June 2021	2,900
The charge to the income statement in respect of pensions and other post-retirement benefit schemes is comprised as follows:

	Half-year to 30 June 2021	Half-year to 30 June 2020	Half-year to 31 Dec 2020
	£m	£m	£m

Defined benefit pension schemes	122	121	126
Defined contribution schemes	162	151	168
Total charge to the income statement	284	272	294
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 14: Retirement benefit obligations (continued)
The principal assumptions used in the valuations of the defined benefit pension schemes were as follows:

	At 30 June 2021	At 31 Dec 2020
	%	%

Discount rate	1.93	1.44
Rate of inflation:
Retail Price Index	3.10	2.80
Consumer Price Index	2.70	2.41
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.81	2.61